TRADE RECEIVABLES, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
TRADE RECEIVABLES, NET
Trade receivables, net	$ 2,177	$ 1,936	$ 1,667
Gross carrying amount
TRADE RECEIVABLES, NET
Trade receivables, net		2,025	1,762
Less - allowance for doubtful accounts
TRADE RECEIVABLES, NET
Trade receivables, net		$ 89	$ 95